Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ 0	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ 0	¥ 0	¥ 0	¥ 0